Stock-based compensation	12 Months Ended
Mar. 31, 2021
Stock-based compensation
21. Stock-based compensation
By way of an ordinary resolution on July 12, 2019, the shareholders of the Bank approved a subdivision (stock split) of the Bank’s equity shares to reduce the face value of each equity share from Rs. 2.0 to Rs. 1.0 per equity share effective as of September 20, 2019. The number of issued and subscribed equity shares increased to 5,470,763,894 shares of par value Rs. 1.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three equity shares.
The stock-based compensation plans of the Bank are as follows:
Employees Stock Option Scheme(ESOP):
The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D”, in June 2010 Plan “E”, in June 2013 Plan “F”, in July 2016 Plan “G” of the Employees’ Stock Option Scheme (the “Plan”). The Bank reserved 100.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 150.0 million equity shares with an aggregate nominal value of Rs.150.0 million. The Bank reserved 200.0 million equity shares with an aggregate nominal value of Rs. 200.0 million, for issuance under each Plan “E”, “F” and “G”. Under the terms of each of these Plans, the Bank may issue stock options to employees and whole time directors of the Bank, each of which is convertible into one equity share.
Plan A provides for the issuance of options at the recommendation of the Nomination and Remuneration Committee of the Board (the “NRC”) at an average of the daily closing prices on the BSE Limited during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”). Presently, there are no stock options issued and outstanding under Plan A.
Plan B, Plan C, Plan D, Plan E, Plan F and Plan G provide for the issuance of options at the recommendation of the NRC at the closing price on the working day immediately preceding the date when options are granted. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D, Plan E, Plan F and Plan G, the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant. Presently, there are no stock options issued and outstanding under Plan B.
Such options vest at the discretion of the NRC. These options are exercisable for a period following vesting at the discretion of the NRC, subject to a maximum of five years, as set forth at the time of the grant.

On August 3, 2019 the Nomination and Remuneration Committee of the Board approved, under Plan G, the grant of 578,000 options (Scheme XXXII) to the employees of the Bank. On October 19, 2019 the Nomination and Remuneration Committee of the Board approved, under Plan G, the grant of 46,175,200 options (Scheme XXXIII) to the employees of the Bank. On March 21, 2020 the Nomination and Remuneration Committee of the Board approved, under Plan G, the grant of 1,020,400 options (Scheme XXXIV) to the employees of the Bank. On October 20
, 2020
the Nomination and Remuneration Committee of the Board approved, under Plan G, the grant of 57,466,600 options (Scheme XXXV) to the employees of the Bank.
Modification of employee stock option schemes
During the periods ended March 31, 2019, March 31, 2020 and March 31, 2021, there were no modifications to employee stock option schemes.
Assumptions used
The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2019	2020	2021
Dividend yield	0.62%-0.65%	0.61%-0.85%	0.61%
Expected volatility	14.53%-18.68%	15.30%-20.13%	20.13%-28.93%
Risk-free interest rate	7.23%-8.31%	5.81%-6.70%	4.63%-5.75%
Expected term (in years)	2.78-5.16	2.82-5.42	2.65-5.43
The Bank recognizes compensation expense related to stock and option awards over the requisite service period, generally based on the instruments’ grant-date fair value, reduced by expected forfeitures. Ultimately, the compensation cost for all awards that vest is recognized.
Activity and other details
Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Number of options available to be granted year ending March 31,
	2019	2020	2021
Options available to be granted, beginning of period	235,683,200	202,413,370	159,487,350
Equity shares allocated for grant under the plan	—	—	—
Options granted	(39,790,000)	(47,773,600)	(57,466,600)
Forfeited/lapsed	6,520,170	4,847,580	2,673,420

Options available to be granted, end of period	202,413,370	159,487,350	104,694,170

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31 ,
	2019			2020			2021
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	150,887,600	Rs.	525.11	136,612,822	Rs.	682.99	142,865,602	Rs.	899.03
Granted	39,790,000		1,030.24	47,773,600		1,220.13	57,466,600		1,235.80
Exercised	(47,544,608)		462.89	(36,673,240)		504.10	(29,490,022)		596.85
Forfeited	(6,410,770)		759.21	(4,813,580)		965.64	(2,032,110)		1,163.29
Lapsed	(109,400)		418.55	(34,000)		568.10	(641,310)		929.57

Options outstanding, end of period	136,612,822	Rs.	682.99	142,865,602	Rs.	899.03	168,168,760	Rs.	1,063.79

Options exercisable, end of period	80,609,722	Rs.	508.89	64,464,392	Rs.	638.18	64,453,260	Rs.	834.48
Weighted average fair value of options granted during the year		Rs.	262.79		Rs.	305.78		Rs.	320.42
The following summarizes information about stock options outstanding as of March 31, 2021:

		As of March 31 , 2021
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.417.75 (or US$ 5.71)	9,700	0.32	417.75
Plan F	Rs.417.75 to Rs. 731.08 (or US$ 5.71 to US$ 10.00)	34,974,270	1.48	610.67
Plan G	Rs.882.85 to Rs. 1,235.80 (or US$ 12.07 to US$ 16.90)	133,184,790	3.18	1,182.83
The intrinsic value, of options exercised during the years ended March 31, 2019, March 31, 2020 and March 31, 2021 at grant date was nil, nil and nil, respectively, and at exercise date was Rs. 33,117.4 million, Rs. 13,339.6 million and Rs. 26,446.8 million, respectively. The aggregate intrinsic value as of grant date and as at March 31, 2021 attributable to options which are outstanding as on March 31, 2021 was Rs. 0.5 million (previous year Rs. 0.5 million) and Rs. 72,288.5 million (previous year Rs. 17,418.0 million), respectively. The aggregate intrinsic value as at grant date and as at March 31, 2021 attributable to options exercisable as on March 31, 2021 was Rs. 0.5 million (previous year 0.4 million) and was Rs. 42,485.6 million (previous year Rs. 16,291.8 million), respectively. Total stock compensation cost recognized under these plans was
Rs. 5,343.3 million,
Rs. 7,476.1 million and Rs. 10,603.5 million during the years ended March 31, 2019, March 31, 2020 and March 31, 2021, respectively.

However, no income tax benefit is recognized with respect to the said stock compensation costs.
As of March 31, 2021, there were 103,715,500 (previous year 78,401,210) unvested options with weighted average exercise price of Rs. 1,206.3 (previous year Rs. 1,113.5) and aggregate intrinsic value at grant date and as at March 31, 202
1
 was nil (previous year Rs. 0.2 million) and Rs.

29,802.9 million (previous year Rs. 1,126.2 million), respectively. As at March 31, 2021, the total estimated compensation cost to be recognized in future periods was Rs. 19,066.4 million. This is expected to be recognized over a weighted average period of 1.21 years.